Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt

Years Ending December 31,	Total
2012	$37,518
2013	9,131
2014 (a)	246,081
2015	49,160
2016	58,167
Thereafter through 2025	190,357
590,414
Fair market value adjustments	(1,045)
Total	$589,369